Investments - Summary of Investments (Detail) ¥ in Millions	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [abstract]
Available-for-sale listed equity securities	¥ 969
Other unlisted equity investments	185
Investments	¥ 1,154